Unaudited Interim Condensed Consolidated Statemenets of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
REVENUES:
Revenues	$ 52,817	$ 66,309
Commissions	(1,877)	(2,413)
Net revenues	50,940	63,896
EXPENSES:
Voyage expenses	(4,971)	(9,894)
Vessel operating expenses	(24,583)	(26,925)
Depreciation	(24,126)	(22,701)
General and administrative expenses	(7,628)	(6,605)
Loss on sale of assets	(2,750)	0
Loss from inventory valuation	0	(956)
Operating loss	(13,118)	(3,185)
OTHER (EXPENSE)/INCOME:
Interest expense	(9,685)	(4,575)
Other finance costs	(1,247)	(763)
Interest income	288	37
Loss on derivatives	(1,228)	(1,358)
Foreign currency gain	190	241
Amortization and write-off of deferred finance charges	(2,011)	(893)
Net loss	(26,811)	(10,496)
Less preferred dividend	7,027	7,100
Net loss available to common shareholders	$ (33,838)	$ (17,596)
Loss per share in U.S.Dollars, basic and diluted	$ (0.40)	$ (0.21)
Weighted average number of shares, basic and diluted	83,557,124	83,466,487